11. Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInventoriesLineItems [Line Items]
Non-current inventories	$ 48,203	$ 30,830
Current inventories	110,290	137,965
Materials and spare parts
DisclosureOfInventoriesLineItems [Line Items]
Non-current inventories	102,384	61,711
Current inventories	101,016	128,691
Provision for impairment in value
DisclosureOfInventoriesLineItems [Line Items]
Non-current inventories	(54,181)	(30,881)
Fuel oil
DisclosureOfInventoriesLineItems [Line Items]
Current inventories	7,461	7,461
Diesel oil
DisclosureOfInventoriesLineItems [Line Items]
Current inventories	$ 1,813	$ 1,813